Shareholder Report, Line Graph (Details) 190827_Brown Advisory Small-Cap Growth Fund_Investor Shares_TSR Annual {Investor Shares} - USD ($)											12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2026
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Shares
Accumulated Value	$ 21,028	$ 20,172	$ 19,752	$ 17,300	$ 22,832	$ 15,954	$ 15,638	$ 13,669	$ 11,640	$ 10,000	$ 25,587
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000® Index
Accumulated Value	34,017	29,410	23,742	19,890	22,871	15,986	14,873	13,519	11,803	10,000	$ 41,509
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000® Growth Index
Accumulated Value	$ 22,326	$ 20,347	$ 18,644	$ 15,729	$ 23,628	$ 15,610	$ 15,086	$ 15,160	$ 12,440	$ 10,000	$ 30,976